Stockholders' Equity (Deficit) - Narrative (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Jan. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	16,878,817	369,460	360,961
Common stock reserved for future issuance (in shares)	3,336,378	13,331,530
Intrinsic value of stock options exercised	$ 243,000	$ 7,000	$ 4,000
2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)				1,400,000
Annual increase in common stock available for issuance (as a percent)				4.00%
Common stock authorized (in shares)	1,406,767
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)		0
Employee Stock [Member] | 2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	155,220			155,220
Annual increase in common stock available for issuance (as a percent)				1.00%
Annual increase in common stock available for issuance (in shares)				200,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	1,907,091	1,463,747
Unrecognized stock based compensation expense	$ 6,100,000
Weighted average recognition period for stock-based compensation expense	3 years 3 months 3 days
Employee Stock Option [Member] | 2008 and 2014 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years
Option expiration period	10 years
Subsequent Event [Member] | 2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in authorized shares					675,152
Subsequent Event [Member] | Employee Stock [Member] | 2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in authorized shares					168,788